INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Deferred income taxes
Carry forward tax losses	$ 23,565	$ 16,800
Less valuation allowance	$ (23,565)	$ (16,800)
Deferred income taxes
Income tax rate	26.50%	26.50%
Tax rate in 2016 and thereafter	25.00%
Foreign maximum tax rate	39.00%
Company [Member]
Operating Loss Carryforwards [Line Items]
NOL	$ 23,600
Check-Cap U.S. Inc [Member]
Operating Loss Carryforwards [Line Items]
NOL	$ 11